Filed with the Securities and Exchange Commission on July 14, 2000


                                                               File No. 33-13863
                                                               File No. 811-1090

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     ---

         Post-Effective Amendment No. 19
                                      --

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 30
                       --

                              The Japan Fund, Inc.
                         ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY    10154
                   ----------------------------------  ------
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 295-2561
                                                           --------------

                                 Maureen E. Kane
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

     ___  immediately upon filing pursuant to paragraph (b)

     _X_  on July 14, 2000 pursuant to paragraph (b)

     ___  60 days after filing pursuant to paragrap  (a)(i)

     ___  on__________pursuant to paragraph (a)(i)

     ___  75 days after filing pursuant to paragraph (a)(ii)

     ___  on __________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A of this Post-Effective Amendment No.19 to the Registration Statement is incorporated by reference in its entirety to The Japan Fund Inc.'s Post-Effective Amendment No. 17 on Form N-1A filed on May 1, 2000.

Part B of this Post-Effective Amendment No.19 to the Registration Statement is incorporated by reference in its entirety to The Japan Fund Inc.'s Post-Effective Amendment No. 17 on Form N-1A filed on May 1, 2000 and the Annual Report to Shareholders dated December 31, 1999 and filed on Form N-30D on March 2, 2000.

[LOGO]

The Japan Fund, Inc.

Supplement to Prospectus Dated May 1, 2000

On or about October 2, 2000, this prospectus will offer two classes of shares of The Japan Fund, Inc. to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. Shares of Class AARP will be especially designed for members of AARP.

For your convenience, this supplement has been divided into two parts. Part I provides information relating to important changes to the fund generally. Part II provides information relating specifically to Class AARP. This supplement provides information relating specifically to Class AARP of the fund. As always, you should refer to the prospectus for general information about the fund, including its investment approach, risks, and portfolio managers, and for additional information relating to Class S, such as its historical performance and its purchase, redemption and exchange procedures.

PART I -- General Information about the Fund

Past Performance

The fund's Class S shares' year-to-date total return as of June 30, 2000 was -4.25%.

How The Fund Calculates Share Price

For each share class of the fund, the share price is the net asset value per share, or NAV. To calculate NAV, each share class of the fund uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------      = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

Other Rights We Reserve

You should be aware that we may, for Class AARP and Class S shareholders, close your account and send you the proceeds if your balance falls below $1,000; for Class S shareholders, charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance).

PART II -- Specific Information about Class AARP

Scudder Kemper has agreed to pay a fee to AARP and/or its affiliates in return for advice and other services relating to investments by AARP members in AARP Class shares of a fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by Scudder Kemper. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter.

Past Performance

As Class AARP does not have a full calendar year of performance, no past performance information is provided. However, the bar chart and table in the fund's prospectus show how the total returns for the fund's Class S have varied from year to year, and over time. Shares of the fund's Class AARP would have substantially similar returns to Class S because the shares represent an interest in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

How Much Investors Pay

The table and expense example on page 6 of the prospectus describes the fees and expenses for Class AARP or Class S shares.

How to Buy, Sell or Exchange Class AARP Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

--------------------------------------------------------------------------------
Class AARP        First investment                Additional investments
--------------------------------------------------------------------------------
                  $1,000 or more for regular      $50 or more if you use an
                  accounts                        Automatic Investment Plan
                  $500 or more for IRAs
--------------------------------------------------------------------------------
By mail           o  For enrollment forms, call   Send a personalized
                     1-800-253-2277               investment slip or short
                                                  note that includes:
                  o  Fill out and sign an
                     enrollment form              o fund name

                  o  Send it to us at the         o account number
                     appropriate address, along
                     with an investment check     o check payable to "The AARP
                                                    Investment Program"
--------------------------------------------------------------------------------
By wire           o  Call 1-800-253-2277 for      o  Call 1-800-253-2277 for
                     instructions                    instructions
--------------------------------------------------------------------------------
By phone          --                              o  Call 1-800-253-2277 for
                                                     instructions
--------------------------------------------------------------------------------
With an automatic o  Fill in the information      o  To set up regular
investment plan      required on your enrollment     investments from a bank
                     form and include a voided       checking account, call
                     check                           1-800-253-2277
--------------------------------------------------------------------------------
Payroll Deduction o Select either of these        o Once you specify a dollar or
Deposit options     on your enrollment              Direct amount (minimum $50),
                    form and submit it. You will    investments are automatic.
                    receive further instructions
                    by mail.
--------------------------------------------------------------------------------
Using QuickBuy    --                              o  Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet   o  Go to "Services and Forms -  o  Call 1-800-253-2277 to
                     How to Open an Account" at      ensure you have electronic
                     aarp.scudder.com                services

                  o  Print out a prospectus and   o  Register at
                     an enrollment form              aarp.scudder.com

                  o  Complete and return the      o  Follow the instructions
                     enrollment form with your       for buying shares with
                     check                           money from your bank
                                                     account
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
[ICON]       Regular mail:
             The AARP Investment Program, PO Box 2540, Boston, MA
             02208-2540

             Express, registered or certified mail:
             The AARP Investment Program, 66 Brooks Drive, Braintree, MA 02184-3839

             Fax number: 1-800-821-6234 (for exchanging and selling
             only)
--------------------------------------------------------------------------------

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------
Class AARP        Exchanging into another fund    Selling shares
--------------------------------------------------------------------------------
                  $1,000 or more to open a new    Some transactions, including
                  account ($500 for IRAs)         most for over $100,000, can
                                                  only be ordered in writing;
                                                  if you're in doubt, see page
                                                  15 of the prospectus
--------------------------------------------------------------------------------
By phone          o  Call 1-800-253-2277 for      o  Call 1-800-253-2277 for
                     instructions                    instructions
--------------------------------------------------------------------------------
Using Easy-Access o  Call 1-800- 631-4636 and     o  Call 1-800-631-4636 and
Line                 follow the instructions         follow the instructions
--------------------------------------------------------------------------------
By mail or fax    Your instructions should        Your instructions should
(see previous     include:                        include:
page)
                  o  your account number          o  your account number
                  o  names of the funds, class    o  name of the fund, class
                     and number of shares or         and number of shares or
                     dollar amount you want to       dollar amount you want to
                     exchange                        redeem
--------------------------------------------------------------------------------
With an automatic --                              o  To set up regular cash
withdrawal plan                                      payments from an account,
                                                     call 1-800-253-2277
--------------------------------------------------------------------------------
Using QuickSell   --                              o  Call 1-800-253-2277
On the Internet
                  o  Register at aarp.scudder.com --

                  o  Follow the instructions for
                     making on-line exchanges
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Services For AARP Class Investors
--------------------------------------------------------------------------------

To reach us:      o  Web site aarp.scudder.com
                  o  Program representatives 1-800-253-2277, M-F, 8 a.m. - 8
                     p.m. EST
                  o  Confidential fax line 1-800-821-6234, always open
                  o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST
Services for      o  AARP Lump Sum Service For planning and setting up a lump
participants:        sum distribution.
                   o AARP Legacy Service For organizing financial documents and planning the orderly transfer of assets to heirs.
                   o AARP Goal Setting and Asset Allocation Service For
                     allocating assets and measuring investment progress.
                   o For more information, please call 1-800-253-2277.

--------------------------------------------------------------------------------

July 14, 2000

                              THE JAPAN FUND, INC.

                         SUPPLEMENT TO THE STATEMENT OF
                    ADDITIONAL INFORMATION DATED MAY 1, 2000

                           --------------------------


         On or about October 2, 2000, this Statement of Additional Information will offer two classes of shares of The Japan Fund, Inc. to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. Shares of Class AARP will be especially designed for members of AARP.


The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Opening an Account" on page 27:

Additional Information About Opening an Account


         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. Investors interested in investing in Class S must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for Class S and $1,000 for Class AARP), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund name, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in Class AARP should call 1-800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 for Class S under certain plan accounts and is $1,000 for Class AARP.


The following disclosure replaces the disclosure regarding "Minimum balances" on page 27:

Minimum balances


         Shareholders should maintain a share balance worth at least $2,500 for Class S and $1,000 for Class AARP. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act and Uniform Trust to Minor Act accounts, the minimum balance is $1000 for Class S and $500 for Class AARP. These amounts may be changed by the Fund's Board of Directors. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for Class AARP and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.


         The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

         o for Class S, assess an annual $10 per Fund charge (with the fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.


         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.



The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Making Subsequent Investments by QuickBuy" on page 28:

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Fund does not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Investors interested in making subsequent investments in Class AARP of the Fund should call 1-800-253-2277 for further instruction.


The following information replaces the disclosure on pages 29 of the SAI relating to "Share Price," "Share Certificates" and "Other Information":

Share Price

         Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.


         There is no sales charge in connection with the purchase of shares in Class S and Class AARP of the Fund.


Share Certificates

         Due to the desire of the Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information


         The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Directors and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.




         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

         The Corporation may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

The following disclosure replaces the disclosure  regarding  "Exchanges" on page
29:

Exchanges


         Exchanges are comprised of a redemption from one Scudder Fund and a purchase into another Scudder Fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other Fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new Fund account must be for a minimum of $2,500 for Class S and $1,000 for Class AARP. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more for Class S. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.


         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder Fund, at current net asset value, through Scudder's Systematic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Corporation and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Systematic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder Fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder Fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163 (Class S) or 1-800-253-2277 (Class AARP).

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.


The following disclosure replaces the disclosure regarding "Redemptions" on page 30:

Redemption By Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Fund employs procedure, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

The following disclosure replaces the disclosure regarding "Internet access" on page 33 and applies to each class of the Fund except as noted:

Internet access

World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for Class AARP shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view Fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on Funds.


Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web sites. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

The  following   information  replaces  the  disclosure  on  page  33  regarding
"Dividends and Capital Gains Distribution Options":

Dividends and Capital Gains Distribution Options


         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP or by sending written instructions to the Transfer Agent. Please include your account number with your written request.


         Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional class shares of the Fund.


         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct
Distributions  Program.  Shareholders  who elect to  participate  in the  Direct
Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.


         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

The  following   information  replaces  the  information   regarding  "Automatic
Withdrawal Plan" on page 38:

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Corporation or its agent on written notice, and will be terminated when all Shares of the Fund under the Plan have been liquidated or upon receipt by the Corporation of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP.


The  following   information  replaces  the  information   regarding  "Automatic
Investment Plan" on page 39:


         Shareholders may arrange to make periodic investments in Class S shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for Class S shares.

         Shareholders may arrange to make periodic investments in Class AARP of the Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $50. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open the Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any Class AARP for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.


         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

The following replaces the first paragraph under "Fund Organization" on page 43:

The authorized capital stock of the Fund consists of 600,000,000 shares of a par value of $.33 1/3 each - of which one hundred million (100,000,000) of such shares are designated as "Class A" shares of Common Stock, fifty million (50,000,000) of such shares are designated as "Class B" shares of Common Stock, fifty million (50,000,000) of such shares are designated as "Class C" shares of Common Stock, one hundred million (100,000,000) of such shares are designated as "AARP Shares" of Common Stock and three hundred million (300,000,000) of such shares are designated as "Class S" shares of Common Stock. All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value, subject to such charges as may be applicable, at the option of the shareholder. Shares have no preemptive or conversion rights.


The following information regarding "Other Information" is added on page 49:

The CUSIP number of Class AARP shares of the Fund is 471070-508.





July 14, 2000

                              THE JAPAN FUND, INC.

                            PART C. OTHER INFORMATION

Item 23.            Exhibits
--------            --------
                    (a)      (a)(1)   Articles of Amendment and Restatement of the Articles of
                                      Incorporation dated January 7, 1992 is incorporated by reference to
                                      Post-Effective Amendment No. 11 to the Registration Statement.

                             (a)(2)   Articles of Amendment dated December 23, 1997 is incorporated by reference to Post-Effective Amendment No. 14 to the Registration
                                      Statement.

                             (a)(3)   Articles Supplementary, dated April 27, 2000, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration
                                      Statement.

                    (b)      (b)(1)   Registrant's By-Laws as amended through July 23, 1993 is
                                      incorporated by reference to Post-Effective Amendment No. 15 to the
                                      Registration Statement.

                             (b)(2)   Amendment to Registrant's By-Laws dated July 22, 1995 is
                                      incorporated by reference to Post-Effective Amendment No. 14 to the
                                      Registration Statement.

                             (b)(3)   Amendment to Registrant's By-Laws dated April 25, 1996 is
                                      incorporated by reference to Post-Effective Amendment No. 10 to the
                                      Registration Statement.

                             (b)(4)   Amendment to Registrant's By-Laws dated October 25, 1996 is incorporated by reference to Post-Effective Amendment No. 10 to the
                                      Registration Statement.

                             (b)(5)   Amendment to Registrant's By-Laws dated October 16, 1997 is incorporated by reference to Post-Effective Amendment No. 14 to the
                                      Registration Statement.

                             (b)(6)   Amendment to Registrant's By-Laws dated August 14, 1998 is incorporated by reference to Post-Effective Amendment No. 14 to the
                                      Registration Statement.

                             (b)(7)   Amendment to Registrant's By-Laws dated April 22, 1999 is
                                      incorporated by reference to Post-Effective Amendment No. 15 to the
                                      Registration Statement.

                    (c)               Not Applicable.

                    (d)               Investment Management Agreement between the Registrant and Scudder
                                      Kemper Investments, Inc. dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 14 to the Registration
                                      Statement.

                                 Part C - Page 1

                    (e)      (e)(1)   Underwriting Agreement between the Registrant and Scudder Investor
                                      Services, Inc. dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement.

                             (e)(2)   Amended Underwriting Agreement between the Registrant and Scudder
                                      Investor Services, Inc., dated April 27, 2000, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration
                                      Statement.

                             (e)(3)   Underwriting and Distribution Services Agreement between the
                                      Registrant and Kemper Distributors, Inc., dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 18 to the
                                      Registration Statement.

                    (f)               Not Applicable.

                    (g)               Custodian Agreement between the Registrant and Brown Brothers dated
                                      April 21, 1995 is incorporated by reference to Post-Effective
                                      Amendment No. 9 to the Registration Statement.

                    (h)      (h)(1)   Transfer Agency and Service Agreement and Fee Schedule between the
                                      Registrant and Scudder Service Corporation dated May 1, 1990 is incorporated by reference to Post-Effective Amendment No. 11 to the
                                      Registration Statement.

                             (h)(2)   Shareholder Service Agreement and Fee Schedule between the
                                      Registrant and Scudder Service Corporation dated August 14, 1987 is incorporated by reference to Post-Effective Amendment No. 11 to the
                                      Registration Statement.

                             (h)(3)   COMPASS and TRAK 2000 Service Agreement dated July 19, 1996 is incorporated by reference to Post-Effective Amendment No. 10 to the
                                      Registration Statement.

                             (h)(4)   Administrative Services Agreement between the Registrant and Kemper
                                      Distributors, Inc., dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

                             (h)(5)   Agency Agreement between the Registrant and Kemper Service Company, dated May 1, 2000, is incorporated by reference to Post-Effective
                                      Amendment No. 18 to the Registration Statement.

                    (i)               Opinion and Consent of Counsel is filed herein.

                    (j)               Consent of Independent Auditors is filed herein.

                    (k)               Inapplicable.

                    (l)               Inapplicable.

                    (m)      (m)(1)   Rule 12b-1 Plan for Class B Shares of The Japan Fund, Inc., dated
                                      May 1, 2000, is incorporated by reference to Post-Effective
                                      Amendment No. 18 to the Registration Statement.

                                Part C - Page 2

                             (m)(2)   Rule 12b-1 Plan for Class C Shares of The Japan Fund, Inc., dated
                                      May 1, 2000, is incorporated by reference to Post-Effective
                                      Amendment No. 18 to the Registration Statement.

                    (n)               Mutual Funds Multi-Distribution System Plan Pursuant to Rule
                                      18f-3 is incorporated by reference to Post-Effective Amendment No.
                                      18 to the Registration Statement.

                    (p)      (p)(1)   Scudder Kemper Investments, Inc., Scudder Investor Services,
                                      Inc. and Kemper Distributors, Inc. Code of Ethics is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant
                                      Statement.

                             (p)(2)   Code of Ethics for The Japan Fund, Inc. is incorporated by reference to Post-Effective Amendment No. 18 to the Registration
                                      Statement.

Item 24.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent, error or accidental omission in the scope of their duties.

                  Article Eighth of Registrant's Articles of Amendment and Restatement of the Articles of Incorporation dated January 7, 1992 provides as follows:

                           EIGHTH: (1) Each director and officer (and his heirs,
                  executors and administrators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he is made a party by reason of his being or having been a director or officer of the Corporation, except in relation to any action, suit or proceeding in which he has been adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the director or officer of liability to the Corporation or its stockholders for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against payment made, including reasonable costs and expenses, provided that such indemnity shall be conditioned upon receipt by the Corporation of a written opinion of independent counsel selected by the Board of Directors, or the adoption by a majority of the entire Board (in which majority there shall not be included any director who shall have or shall at any time have had any financial interest adverse to the Corporation in such action, suit or proceeding or the subject matter or outcome thereof) of a resolution, to the effect that the director or officer has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Such a determination by independent counsel or by the Board of Directors and the payment of amounts by the Corporation on the basis thereof shall not prevent a stockholder from challenging such indemnification by appropriate legal proceeding on the grounds that the director or officer was liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The foregoing rights and indemnification shall not be exclusive of any other right to which the officers and directors may be entitled according to law.

                                Part C - Page 3

                           (2) To the fullest extent permitted by Maryland
                  statutory or decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or its stockholders for money damages. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal. This paragraph (2) shall not protect any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would be otherwise subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.


                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------
Stephen R. Beckwith        Treasurer, Scudder Kemper Investments, Inc.**
                           Director, Kemper Service Company
                           Director, Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director and Treasurer, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**
                           Director and Chairman, Scudder Threadneedle International Ltd.
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and President, Scudder Realty Holdings Corporation *
                           Director, Scudder, Stevens & Clark Overseas Corporation o
                           Director and Treasurer, Zurich Investment Management, Inc. ++
                           Director and Treasurer, Zurich Kemper Investments, Inc.

Lynn S. Birdsong           Director, Vice President and Chief Investment Officer, Scudder Kemper Investments,
                                 Inc.**
                           Director and Chairman, ScudderInvestments (Luxembourg) S.A.#
                           Director, Scudder Investments (U.K.) Ltd. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc. +
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd. @@
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. ++
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd. xx

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company @@@

                                Part C - Page 4

Nicholas Bratt             Director, Scudder Kemper Investments, Inc.**
                           Vice President, Scudder, Stevens & Clark Corporation **
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation ++

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, Chairman of the Board, Zurich Holding Company of America @@@
                           Director, ZKI Holding Corporation ++

Harold D. Kahn             Chief Financial Officer, Scudder Kemper Investments, Inc.**

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Vice President, Chief Legal Officer and Secretary, Kemper Distributors, Inc.
                           Director and Secretary, Kemper Service Company
                           Director, Senior Vice President, Chief Legal Officer & Assistant Clerk, Scudder
                                 Investor Services, Inc.
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director and Secretary, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. *
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial
                                 Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd. xx
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc. +
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. ++

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. @



                                Part C - Page 5

                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.
                           Director, Scudder Investments Japan, Inc. +
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. ++
                           Director and Deputy Chairman, Scudder Investment Holdings Ltd.

         *        Two International Place, Boston, MA
         @        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         @@       Grand Cayman, Cayman Islands, British West Indies
         o        20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         ++       222 S. Riverside, Chicago, IL
         @@@      Zurich Towers, 1400 American Ln., Schaumburg, IL
         xx       P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
         oo       One South Place, 5th Floor, London EC2M 2ZS England
         ooo      One Exchange Square, 29th Floor, Hong Kong
         +        Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku,
                  Tokyo 105-0001
         x        Level 3, Five Blue Street, North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          ----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's Class S shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriters have employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                               (2)                                     (3)
         Scudder Investor Services, Inc.
         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ------------------                -------------------------------         -----------------------
         Lynn S. Birdsong                  Senior Vice President                   Director and President
         345 Park Avenue
         New York, NY 10154

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

                                Part C - Page 6

         Scudder Investor Services, Inc.
         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ------------------                -------------------------------         -----------------------

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         John R. Hebble                    Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         James J. McGovern                 Chief Financial Officer and Treasurer   None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                  Clerk                                   None
         Two International Place
         Boston, MA  02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Vice President and
         345 Park Avenue                   Legal Officer and Assistant Clerk       Secretary
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage            Other
                Underwriter             Commissions       And Repurchases       Commissions         Compensation
                -----------             -----------       ---------------       -----------         ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

                                Part C - Page 7

         (b) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's Class A, B, and C shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         -----                             -------------------------               -----------------------
         James L. Greenawalt               President                               None

         Linda C. Coughlin                 Director and Vice Chairman              None

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President and Secretary
                                           Officer and Vice President

         James J. McGovern                 Chief Financial Officer and Treasurer   None

         Linda J. Wondrack                 Vice President and Chief Compliance     None
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Managing Director                       None

         Robert A. Rudell                  Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     None

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Mark S. Casady                    Director and Chairman                   None

         Herbert A. Christiansen           Vice President                          None

         Robert Froelich                   Managing Director                       None

         C. Perry Moore                    Senior Vice President and Managing      None
                                           Director

         Lorie O'Malley                    Managing Director                       None

         William F. Glavin                 Managing Director                       None

         Gary N. Kocher                    Managing Director                       None

         Howard S. Schneider               Managing Director                       None

         Thomas V. Bruns                   Managing Director                       None

                                Part C - Page 8

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         -----                             -------------------------               -----------------------

         Johnston Allan Norris             Managing Director and Senior Vice       None
                                           President

         John H. Robinson, Jr.             Managing Director and Senior Vice       None
                                           President


Item 28.          Location of Accounts and Records
--------          --------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by the Registrant at its offices, 345 Park Avenue, New York, NY 10154 with the exception of the accounts, books and other documents relating to the duties of the registrant's custodian, which are maintained by the registrant's custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103.

Item 29.          Management Services
--------          -------------------

                  Inapplicable.

Item 30.          Undertakings
--------          ------------

                  Inapplicable.



                                Part C - Page 9

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 13th day of July, 2000.

                                                 THE JAPAN FUND, INC.


                                                 By  /s/Lynn Birdsong
                                                     ---------------------------
                                                     Lynn Birdsong
                                                     President


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                  TITLE                                         DATE
---------                                  -----                                         ----


/s/ William L. Givens
-------------------------------------
William L. Givens*                         Chairman of the Board and Director            July 13, 2000


/s/Lynn Birdsong
-------------------------------------
Lynn Birdsong                              Director and President (Principal             July 13, 2000
                                           Executive Officer)


/s/Gina Provenzano
-------------------------------------
Gina Provenzano                            Treasurer (Principal Financial and            July 13, 2000
                                           Accounting Officer) and Vice President


/s/ Thomas M. Hout
-------------------------------------
Thomas M. Hout                             Director                                      July 13, 2000


/s/John F. Loughran
-------------------------------------
John F. Loughran                           Director                                      July 13, 2000


-------------------------------------
Yoshihiko Miyauchi                         Director                                      July 13, 2000


/s/ William V. Rapp
-------------------------------------
William V. Rapp*                           Director                                      July 13, 2000




-------------------------------------
Takeo Shiina                               Director                                      July 13, 2000



-------------------------------------
Hiroshi Yamanaka                           Director                                      July 13, 2000

*By:   /s/Kathryn L. Quirk
       ------------------------------
       Kathryn L. Quirk
       Attorney-in-fact for Mr. Givens and Mr. Rapp
       pursuant to powers of attorney contained
       in the signature pages of Post-
       Effective Amendment No. 9
       to the Registration Statement.

                                                               File No. 33-13863
                                                               File No. 811-1090






                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 19

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 30
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                              THE JAPAN FUND, INC.

                                 THE JAPAN FUND

                                  EXHIBIT INDEX


                                   Exhibit (i)
                                   Exhibit (j)